CONTRACT ASSETS, CONTRACT LIABILITIES AND MERCHANT ADVANCES (Tables)	12 Months Ended
Dec. 31, 2021
CONTRACT ASSETS, CONTRACT LIABILITIES AND MERCHANT ADVANCES
Schedule of Contract Assets Contract Liabilities And Merchant Advances

	2021	2020

Contract assets	7,351	55,737

	2021	2020

Contract liabilities and merchant advances	219,241	150,698